Indebtedness to related parties	12 Months Ended
Dec. 31, 2025
Indebtedness to related parties
Indebtedness to related parties

Note 28.Indebtedness to related parties

On April 1, 2019, the SEALSQ Group entered into a loan agreement with WISeCoin AG an affiliate of WISeKey, pursuant to which WISeCoin AG commits to loan EUR 250,000 to the SEALSQ Group, at an interest rate of 3% per annum, amended to 2.5% on November 3, 2022. (the “WISeCoin Euro Loan”) The loan has no maturity date.

On October 1, 2019, the SEALSQ Group entered into a loan agreement with WISeCoin AG pursuant to which WISeCoin AG commits to loan USD 2,750,000 to the SEALSQ Group, at an interest rate of 3% per annum, amended to 2.5% on November 3, 2022 (the “WISeCoin USD Loan”). The loan has no maturity date.

On April 1, 2021, the Group entered into a Debt Remission Agreement (the “Debt Remission”) with WISeKey pursuant to which an outstanding amount of EUR 5 million (USD 5,871,714 at historical rate) owed to WISeKey was remitted without any compensation from the Group. Per the terms of the Debt Remission, WISeKey had the right to reinstate the debt and ask for repayment in fiscal years when SEALSQ France SAS achieved a positive income before income tax expense. As such, because of the repayment clause, the loan amount covered by the Debt Remission was shown as noncurrent liabilities included in the line Indebtedness to related parties, noncurrent. On December 20, 2023, the Group and WISeKey entered into an agreement to write off EUR 2 million (USD 2,191,282 at historical rate) of the outstanding Debt Remission amount and in the year 2025 the remaining debt of EUR 3 million (USD 3,519,346 at historical rate) was repaid by SEALSQ.

All entities in the SEALSQ Group are subject to management fees from and to WISeKey and WISeKey’s affiliates. Where the payment terms have been defined, the classification between current and noncurrent follows the payment terms, however, where there is no set payment date for these fees, they have been classified as current.

As at December 31, 2024, the Group owed WISeKey a noncurrent debt in an amount of USD 3,105,300 corresponding to the remaining loan under the Debt Remission, and current loans of USD 3,008,775 made up of the WISeCoin USD Loan, the WISeCoin Euro Loan, and the interest thereof. In the year ended December 31, 2024, an aggregate effective interest expense of USD 82,493 was recorded in the income statement.

As at December 31, 2024, the Group also held an accounts payable balance of USD 2,388,441 with WISeKey and WISeKey’s affiliates in relation to interest on outstanding loans and the recharge of management services.

In 2025, the Group repaid in full the outstanding EUR 3 million Debt Remission as well as the WISeCoin USD Loan principal in an amount of USD 2,750,000 and interest thereon of USD 403,420. The WISeCoin Euro Loan and interest thereon remain outstanding and classified as current, for a total amount of USD 305,700 as at December 31, 2025.

As at December 31, 2025, the Group owed WISeKey a total of USD 2,180,054 in current payables corresponding to the WISeCoin Euro Loan, unpaid interest and management fees, and had a current receivable of USD 8,656,171 with WISeKey and its affiliates corresponding to management fees and advances.